U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI  53202

March 27, 2008

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100F Street, N.E.
Washington, D.C. 20549

Re: BUFFALO FUNDS (the “Trust”)
File Nos.: 333-56018 and 811-10303

To whom it may concern:

On behalf of the Trust, transmitted herewith for filing is a registration statement on Form N-14 (the “Registration Statement”).  The Registration Statement contains a Prospectus/Proxy Statement that reflects a proposal to shareholders of the Fund to reorganize five registrants: Buffalo Balanced Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo Large Cap Fund, Inc., Buffalo Small Cap Fund, Inc. and Buffalo USA Global Fund, Inc. (collectively the “Maryland Funds”) into comparable new series of the Trust, a Delaware statutory trust that is registered under the Investment Company Act of 1940.  The Prospectus/Proxy Statement also includes other proposals relating to the Trust and its series.  The Registration Statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended, and is expected to become automatically effective on April 26, 2008.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-5384.

Sincerely,

/s/ Rachel A. Spearo

Rachel A. Spearo
For U.S. Bancorp Fund Services, LLC

Enclosures